Taxation - Schedule of provision for income taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Current income tax (benefit) expense
Federal (benefit) expense	$ 6,053	$ 4,568	$ (18,238)
State (benefit) expense	7,247	4,217	1,122
Foreign - UK (benefit) expense	0	0	234
Total current income tax (benefit) expense	13,300	8,785	(16,882)
Deferred income tax (benefit) expense
Federal (benefit) expense	(7,120)	(98,109)	(111,003)
State (benefit) expense	500	(8,722)	(9,016)
Foreign - UK (benefit) expense	(220)	49	(50)
Total deferred income tax (benefit) expense	(6,840)	(106,782)	(120,069)
Total income tax (benefit) expense	$ 6,460	$ (97,997)	$ (136,951)